Subsequent Events - Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2021 MXN ($)
Disclosure Of Government Contributions [Line Items]
Contributions from government received	$ 113,174,000
August 2, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	32,596,000
August 9, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	1,500,000
August 17, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	1,500,000
August 25, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	2,000,000
August 31, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	4,000,000
Subsequent Event [member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	49,376,000
Subsequent Event [member] | July 5, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	4,000,000
Subsequent Event [member] | July 22, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Contributions from government received	$ 3,780,000